Condensed Consolidated Interim Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Current assets
Cash	$ 15,831	$ 59,612
Receivables	346	468
Prepaid expenses	699	1,969
Current assets	16,876	62,049
Non-current assets
Reclamation deposit	83	83
Exploration and evaluation assets (Note 5)	134,168	99,952
Intangible asset (Note 6)	1,389	1,432
Right of use asset	966	1,233
Property, plant and equipment (Note 4)	3,366	2,765
Advances and deposits	177	2,669
Investment in Aqualung Carbon Capture SA (Note 3)	3,312	3,314
Non-current assets	143,461	111,448
TOTAL ASSETS	160,337	173,497
Current liabilities
Accounts payable and accrued liabilities	10,827	12,737
Lease liability - short-term	381	512
Current liabilities	11,208	13,249
Non-current liabilities
Lease liability - long-term	608	739
Decommissioning provision	132	133
Non-current liabilities	740	872
TOTAL LIABILITIES	11,948	14,121
EQUITY
Share capital (Note 8)	275,960	272,419
Reserves	42,120	35,888
Deficit	(168,639)	(148,707)
Accumulated other comprehensive loss	(1,052)	(224)
TOTAL EQUITY	148,389	159,376
TOTAL LIABILITIES AND EQUITY	$ 160,337	$ 173,497